11. Land use right, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ZHEJIANG TIANLAN
Land use right	¥ 7,361	¥ 7,361
Less: Accumulated amortisation	(1,316)	(1,167)
Net	6,045	6,194
Amortisation expense	149	141	¥ 177
ZHEJIANG JIAHUAN
Land use right	7,987	7,987
Less: Accumulated amortisation	(1,373)	(1,210)
Net	6,614	6,777
Amortisation expense	¥ 163	¥ 163	¥ 163